SCHEDULE OF VALUATION ALLOWANCE FOR NET DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Valuation allowance	$ 7,426,952	$ 4,175,241
Increases recorded to income tax provision	9,124,217	3,251,711
Valuation allowance	$ 16,551,169	$ 7,426,952